Investment in Joint Ventures - Share of Results of Joint Ventures and Carrying Amount of Investment to Joint Ventures (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Disclosure of joint ventures [line items]
Share of results of joint ventures, net of tax:	¥ 62,083	$ 8,740	¥ (27,546)	¥ (95,985)
Carrying amount of investments	237,229		154,703	151,095	$ 33,396
Y & C Engine Co., Ltd. [member]
Disclosure of joint ventures [line items]
Share of results of joint ventures, net of tax:	(4,019)	(566)	(54,116)	(125,853)
Carrying amount of investments	12,977		488		1,827
MTU Yuchai Power Co., Ltd [member]
Disclosure of joint ventures [line items]
Share of results of joint ventures, net of tax:	74,727	10,520	40,279	28,037
Carrying amount of investments	203,156		128,140		28,599
Guangxi Purem Yuchai Automotive Technology Co., Ltd [member]
Disclosure of joint ventures [line items]
Share of results of joint ventures, net of tax:	(4,508)	(635)	(11,278)	1,377
Carrying amount of investments	15,869		20,377		2,234
Other Joint Ventures [member]
Disclosure of joint ventures [line items]
Share of results of joint ventures, net of tax:	(4,117)	$ (579)	(2,431)	¥ 454
Carrying amount of investments	¥ 5,227		¥ 5,698		$ 736